Litigation and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified				1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Apr. 30, 2007 Ministry Of Justice Of Belgium EUR (€)	Dec. 31, 2007 Lufthansa AG EUR (€)	Nov. 30, 2012 Health Information Management (HIM) USD ($)	Dec. 31, 2012 Health Information Management (HIM) LegalMatter	Aug. 31, 2012 Health Information Management (HIM) USD ($)
Loss Contingencies [Line Items]
Claim for damages against termination of contract		€ 28.0	€ 21.4			$ 35.0
Counterclaim against termination of contract		18.5	1.5
Unreserved tax-related matters, inclusive of interest	135
Number of matters from sale of asset					2
Demanded payment on project delay				$ 32
Project delay				6 months